Related Party Transactions	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 — Related Party Transactions

Nadir Ali is the Chief Executive Officer of Inpixon as well as the Chairman of the board of directors of Sysorex.

Pursuant to the terms of those certain employee transition agreements entered into between the Company and Inpixon, effective as of August 31, 2018 (collectively, the “Transition Agreements”), the Company agreed to furnish to Inpixon, on a transitional basis, the services of certain of its employees and keep such employees’ on its payroll and benefits plans from August 31, 2018 through and including December 31, 2018 (the “Transitional Period”).  Inpixon agreed to reimburse the Company for all costs and expenses incurred by the Company with respect to such employees’ employment during the Transitional Period.  the Company agreed to invoice Inpixon upon the calculation of amounts owed for the foregoing costs, and Inpixon agreed to reimburse the Company for all such costs within 3 days of its receipt of each such invoice, plus an administrative service fee of 2% of the gross amount of each respective invoice; provided, however, that the Company agreed to waive such fee for so long as any Inpixon employees are providing any necessary administrative services on behalf of and for the benefit of the Company, including any employees that are furnished to Inpixon in accordance with the Transition Agreements. The total amount of payroll and benefits reimbursed to the Company during the month ended September 30, 2018 was $543,000. In addition, the Company owes Inpixon approximately $750,000 resulting from transactions between the companies during this transition period. The Company anticipates this balance to be repaid by the end of the Transitional Period, December 31, 2018.